UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 24.8%
Capital Markets - 6.5%
Azimut Holding SpA	556,627	$5,482,368
Credit Suisse Group AG	562,411	23,960,541
GAM Holding Ltd. (a)	566,552	8,606,642
Julius Baer Group Ltd.	653,506	23,805,768
Man Group PLC	3,060,649	10,545,742
Partners Group Holding AG	242,144	40,134,959

		112,536,020

Commercial Banks - 15.1%
Banco Santander SA	923,900	11,726,381
Bank Central Asia TBK PT	16,739,500	12,557,082
BNP Paribas	381,214	27,207,740
Commercial International Bank Egypt SAE	1,097,670	8,182,969
HDFC Bank Ltd.	119,400	6,593,486
HSBC Holdings PLC	3,363,069	34,020,691
Industrial & Commercial Bank of China - Class H	33,324,000	24,708,954
Investimentos Itau SA (Preference Shares)	7,997,608	61,069,205
Standard Bank Group Ltd.	401,676	6,375,887
Standard Chartered PLC	1,144,112	32,852,620
Turkiye Garanti Bankasi AS	3,233,312	18,734,557
United Overseas Bank Ltd.	1,335,000	18,566,603

		262,596,175

Diversified Financial Services - 2.1%
FirstRand Ltd.	2,685,469	8,245,823
IG Group Holdings PLC	2,180,668	17,050,168
Singapore Exchange Ltd.	1,520,000	10,423,098

		35,719,089

Insurance - 1.1%
China Life Insurance Co., Ltd. - Class H	4,914,000	19,429,403

		430,280,687

Industrials - 12.5%
Aerospace & Defense - 0.8%
Safran SA	466,800	13,119,850

Airlines - 0.2%
British Airways PLC (a)	1,020,676	3,896,693

Commercial Services & Supplies - 0.7%
Secom Co., Ltd.	279,100	12,605,684

Construction & Engineering - 1.8%
Larsen & Toubro Ltd.	303,900	13,861,184
Samsung Engineering Co., Ltd.	127,611	17,028,361

		30,889,545

Electrical Equipment - 2.0%
ABB Ltd. (a)	1,023,774	21,616,964
SMA Solar Technology AG	117,098	12,943,068

		34,560,032

Industrial Conglomerates - 1.5%
Bidvest Group Ltd.	430,200	9,071,779

Koninklijke Philips Electronics NV	516,643	16,256,157

		25,327,936

Machinery - 3.0%
Atlas Copco AB - Class A	851,600	16,470,496
Komatsu Ltd.	733,600	17,066,460
MAN SE	140,111	15,253,162
NGK Insulators Ltd.	243,000	4,048,613

		52,838,731

Marine - 1.3%
China Shipping Development Co., Ltd. - Class H	9,420,000	12,913,335
Orient Overseas International Ltd.	1,282,500	10,217,437

		23,130,772

Trading Companies & Distributors - 1.2%
Mitsui & Co., Ltd.	1,393,300	20,716,899

		217,086,142

Energy - 11.0%
Energy Equipment & Services - 3.0%
Saipem SpA	309,135	12,424,914
Schlumberger Ltd.	537,977	33,144,763
Tenaris SA	339,940	6,540,129

		52,109,806

Oil, Gas & Consumable Fuels - 8.0%
Adaro Energy TBK PT	58,046,500	13,162,253
Afren PLC (a)	14,664,111	25,517,849
BG Group PLC	1,025,253	18,051,789
China Shenhua Energy Co., Ltd. - Class H	2,091,500	8,613,201
Gulf Keystone Petroleum Ltd. (a)	4,170,719	9,162,537
Inpex Corp.	975	4,586,496
Karoon Gas Australia Ltd. (a)	1,365,797	10,026,699
Oando PLC	25,315,601	10,750,573
Petroleo Brasileiro SA (Preference Shares)	1,180,200	19,035,259
Tullow Oil PLC	1,007,417	20,166,559

		139,073,215

		191,183,021

Materials - 10.7%
Chemicals - 0.8%
Lanxess AG	165,500	9,051,983
Methanex Corp.	160,200	3,926,761

		12,978,744

Construction Materials - 0.5%
CRH PLC (London)	570,911	9,421,581

Metals & Mining - 8.4%
ArcelorMittal (Euronext Amsterdam)	169,800	5,601,802
Centamin Egypt Ltd. (a)	3,439,100	9,583,360
Coal of Africa Ltd. (a)	10,780,700	13,906,843
Equinox Minerals Ltd. (a)	6,678,011	37,514,728
Impala Platinum Holdings Ltd.	360,421	9,283,843
Rio Tinto PLC	467,848	27,408,148
Vale SA (Sponsored ADR) (Local Preference Shares)	528,103	14,654,858

Xstrata PLC	1,445,200	27,683,260

		145,636,842

Paper & Forest Products - 1.0%
Fibria Celulose SA (Sponsored ADR) (a)	1,019,088	17,620,032

		185,657,199

Consumer Discretionary - 10.6%
Automobiles - 1.5%
Fiat SpA	596,966	9,242,922
Honda Motor Co., Ltd.	467,900	16,649,812

		25,892,734

Distributors - 0.6%
Imperial Holdings Ltd.	596,358	9,676,377

Hotels, Restaurants & Leisure - 1.8%
Ajisen China Holdings Ltd.	2,292,000	3,581,062
Carnival PLC	356,825	14,072,377
Compass Group PLC	567,027	4,731,162
Ctrip.com International Ltd. (ADR) (a)	121,900	5,820,725
Shangri-La Asia Ltd.	1,364,000	3,097,906

		31,303,232

Media - 3.1%
British Sky Broadcasting Group PLC	244,376	2,715,815
CTC Media, Inc.	171,467	3,761,986
Eutelsat Communications	565,627	21,610,060
Informa PLC	1,200,472	7,908,771
Naspers Ltd.	163,371	7,972,135
SES SA (FDR)	427,768	10,297,570

		54,266,337

Specialty Retail - 2.7%
Belle International Holdings Ltd.	5,650,000	11,338,933
Dunelm Group PLC	392,400	2,423,234
Fast Retailing Co., Ltd.	55,900	7,874,365
Yamada Denki Co., Ltd.	110,530	6,864,010
Zhongsheng Group Holdings Ltd. (a)	7,668,000	18,537,244

		47,037,786

Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA	305,432	14,736,751

		182,913,217

Consumer Staples - 9.4%
Beverages - 1.4%
Anheuser-Busch InBev NV	278,533	16,397,037
Cia de Bebidas das Americas (Preference Shares)	60,767	7,364,227

		23,761,264

Food & Staples Retailing - 2.3%
Tesco PLC	5,018,926	33,479,274
Wal-Mart de Mexico SAB de CV	2,520,743	6,341,039

		39,820,313

Food Products - 2.5%
Danone	170,826	10,238,084

Nestle SA	619,264	33,011,379

		43,249,463

Household Products - 0.7%
Reckitt Benckiser Group PLC	230,495	12,695,078

Tobacco - 2.5%
British American Tobacco PLC	955,438	35,681,561
Japan Tobacco, Inc.	2,063	6,874,042

		42,555,603

		162,081,721

Information Technology - 6.6%
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson - Class B	856,889	9,397,451
ZTE Corp. - Class H	2,164,000	8,579,848

		17,977,299

Electronic Equipment, Instruments & Components - 0.1%
Sintek Photronic Corp. (a)	1,731,000	1,353,082

Internet Software & Services - 0.7%
Baidu, Inc. (Sponsored ADR) (a)	45,400	4,658,948
Tencent Holdings Ltd.	338,400	7,366,257

		12,025,205

IT Services - 1.1%
Cap Gemini SA	186,764	9,376,605
Infosys Technologies Ltd. (Sponsored ADR)	146,255	9,844,424

		19,221,029

Office Electronics - 0.9%
Canon, Inc.	341,200	15,936,102

Semiconductors & Semiconductor Equipment - 2.4%
Aixtron AG	224,965	6,669,132
ARM Holdings PLC	1,271,471	7,909,809
ASML Holding NV	302,217	8,997,214
Samsung Electronics Co., Ltd.	25,600	17,433,839

		41,009,994

Software - 0.4%
Autonomy Corp. PLC (a)	257,620	7,341,288

		114,863,999

Health Care - 6.6%
Health Care Providers & Services - 0.8%
Diagnosticos da America SA	473,200	5,705,248
Fresenius Medical Care AG & Co. KGaA	140,724	8,690,937

		14,396,185

Life Sciences Tools & Services - 0.4%
QIAGEN NV (a)	326,299	5,838,029

Pharmaceuticals - 5.4%
Aspen Pharmacare Holdings Ltd. (a)	424,929	5,727,359
Bayer AG	181,907	12,678,937
Mitsubishi Tanabe Pharma Corp.	420,000	6,848,319
Novartis AG	369,200	21,250,392

Roche Holding AG	115,178	15,737,007
Sanofi-Aventis SA	173,306	11,536,251
Shire PLC	331,836	7,470,402
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	224,033	11,817,741

		93,066,408

		113,300,622

Telecommunication Services - 4.4%
Diversified Telecommunication Services - 1.4%
Iliad SA	54,754	5,705,636
Telefonica SA	677,278	16,810,795
XL Axiata TBK PT (a)	2,650,500	1,603,664

		24,120,095

Wireless Telecommunication Services - 3.0%
America Movil SAB de CV Series L (ADR)	195,013	10,400,043
China Mobile Ltd.	758,000	7,759,163
MTN Group Ltd.	377,703	6,821,462
NTT DoCoMo, Inc.	1,895	3,164,928
VimpelCom Ltd. (Sponsored ADR) (a)	200,945	2,984,033
Vodafone Group PLC	8,771,045	21,641,305

		52,770,934

		76,891,029

Utilities - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NTPC Ltd.	2,822,054	13,604,457

Total Common Stocks (cost $1,369,377,587)		1,687,862,094

WARRANTS - 0.7%
Financials - 0.7%
Sberbank of Russian Federation, Merrill Lynch expiring 11/05/12 (a) (cost $13,136,722)	4,605,767	12,550,715

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
BNP Paribas 0.15%, 10/01/10 (cost $9,700,000)	$9,700	9,700,000

Total Investments – 98.7% (cost $1,392,214,309)(b)	1,710,112,809
Other assets less liabilities – 1.3%	22,812,436

Net Assets – 100.0%	$1,732,925,245

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Euro settling 11/15/10	26,729	$34,847,132	$36,426,300	$1,579,168
Brown Brothers Harriman and Co.:
Australian Dollar settling 11/15/10	14,369	13,026,361	13,815,669	789,308
Australian Dollar settling 11/15/10	34,306	31,077,805	32,984,921	1,907,116
Brown Brothers Harriman and Co.:
Japanese Yen settling 11/15/10	8,604,902	101,089,049	103,118,295	2,029,246
Japanese Yen settling 11/15/10	3,323,024	37,627,375	39,822,019	2,194,644
Brown Brothers Harriman and Co.:
New Zealand Dollar settling 11/15/10	103,328	74,881,801	75,549,394	667,593
Brown Brothers Harriman and Co.:
Norwegian Krone settling 11/15/10	524,115	87,243,446	88,912,786	1,669,340
Brown Brothers Harriman and Co.:
British Pound settling 11/15/10	7,779	11,978,104	12,216,169	238,065
Brown Brothers Harriman and Co.:
Swedish Krona settling 11/15/10	251,580	33,644,485	37,281,318	3,636,833
Swedish Krona settling 11/15/10	163,148	22,960,159	24,176,693	1,216,534
Swedish Krona settling 11/15/10	123,975	17,011,960	18,371,696	1,359,736
Brown Brothers Harriman and Co.:
Swiss Franc settling 11/15/10	15,861	15,697,277	16,147,768	450,491
Sale Contracts:
Brown Brothers Harriman and Co.:
Canadian Dollar settling 11/15/10	23,532	22,710,997	22,849,064	(138,067)
Canadian Dollar settling 11/15/10	9,047	8,815,419	8,784,442	30,977
Canadian Dollar settling 11/15/10	5,349	5,115,723	5,193,764	(78,041)
Brown Brothers Harriman and Co.:
Euro settling 11/15/10	83,983	111,285,034	114,452,093	(3,167,059)
Euro settling 11/15/10	17,271	21,793,584	23,536,931	(1,743,347)
Euro settling 11/15/10	5,437	6,933,262	7,409,547	(476,285)
Brown Brothers Harriman and Co.:
Japanese Yen settling 11/15/10	1,347,104	16,123,713	16,143,248	(19,535)
Japanese Yen settling 11/15/10	1,354,327	16,150,820	16,229,806	(78,986)
Brown Brothers Harriman and Co.:
Norwegian Krone settling 11/15/10	30,264	4,775,686	5,134,096	(358,410)
Brown Brothers Harriman and Co.:
Pound Sterling settling 11/15/10	50,941	81,075,658	79,997,927	1,077,731
Pound Sterling settling 11/15/10	19,376	30,156,031	30,428,139	(272,108)
Pound Sterling settling 11/15/10	4,313	6,501,632	6,773,150	(271,518)
Pound Sterling settling 11/15/10	14,829	22,938,980	23,287,514	(348,534)
Brown Brothers Harriman and Co.:
Swiss Franc settling 11/15/10	124,551	119,927,784	126,802,893	(6,875,109)
Westpac Banking Corp.:
New Zealand Dollar settling 11/15/10	20,363	14,778,244	14,888,630	(110,386)

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,284,259 and gross unrealized depreciation of investments was $(31,385,759), resulting in net unrealized appreciation of $317,898,500.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2010 (unaudited)

COUNTRY BREAKDOWN *

22.5%	United Kingdom
11.9%	Switzerland
7.8%	China
7.3%	Brazil
7.2%	Japan
5.8%	France
3.8%	Germany
3.7%	South Africa
2.6%	India
2.4%	Canada
2.1%	Netherlands
2.0%	Australia
2.0%	South Korea
2.0%	Italy
16.3%	Other
0.6%	Short-Term
100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Egypt, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Mexico, Nigeria, Russia, Singapore, Spain, Sweden, Taiwan, Turkey and United States.

AllianceBernstein International Growth Fund

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$61,069,205		$369,211,481		$	– 0	–	$430,280,686
Industrials	– 0	–	217,086,142			– 0	–	217,086,142
Energy	52,180,022		139,002,999			– 0	–	191,183,021
Materials	59,061,520		126,595,679			– 0	–	185,657,199
Consumer Discretionary	9,582,711		173,330,506			– 0	–	182,913,217
Consumer Staples	13,705,267		148,376,454			– 0	–	162,081,721
Information Technology	14,503,372		100,360,627			– 0	–	114,863,999
Health Care	17,522,989		95,777,633			– 0	–	113,300,622
Telecommunication Services	14,987,740		61,903,289			– 0	–	76,891,029
Utilities	– 0	–	13,604,458			– 0	–	13,604,458
Warrants	– 0	–	– 0	–		12,550,715		12,550,715
Short-Term Investments	9,700,000		– 0	–		– 0	–	9,700,000

Total Investments in Securities	252,312,826		1,445,249,268	†		12,550,715		1,710,112,809
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	18,846,782			– 0	–	18,846,782
Liabilities
Forward Currency Exchange Contracts	– 0	–	(13,937,385)			– 0	–	(13,937,385)

Total	$252,312,826		$1,450,158,665			$12,550,715		$1,715,022,206

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants
Balance as of 6/30/10	11,709,449
Accrued discounts/premiums	– 0	–
Realized gain (loss)	(80,390)
Change in unrealized appreciation/depreciation	1,376,286
Net purchases (sales)	(454,630)
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/10	$12,550,715

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$1,266,586

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2010